Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Organization and Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates Our Cash Balances by Currency Denomination	The following table, reported in USD, disaggregates our cash balances by currency denomination:
	For the Years Ended March 31,
	2025	2024
Cash denominated in:
SGD	$10,037	$7,443
USD	16	135
MYR	54	70
HKD	38	-
Total	$10,145	$7,648

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Machinery	2 to 5 years
Motor vehicles	5 years
Furniture and fixtures	2 to 5 years
Office equipment	2 to 5 years
Leasehold improvements	Shorter of useful life or lease term
Office improvements	2 to 5 years
Capitalized software	2 to 3 years
Leasehold property	27 to 32 years

Schedule of Translate Amounts Denominated in Non-USD Currencies

We used the exchange rates in the following table to translate amounts denominated in non-USD currencies as of and for the periods noted:

	As of March 31,
	2025	2024
Exchange rates at March 31:
SGD:USD	0.75	0.74
HKD:USD	0.13	-
RM:USD	0.22	0.21

	For the Years Ended March 31,
	2025	2024
Average exchange rate during the year ended March 31:
SGD:USD	0.75	0.74
HKD:USD	0.13	-
RM:USD	0.23	0.22